Loans Receivable, Net (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due	$ 34,338,077
90-179 Days Past Due	4,189,394	719,966	13,953,202
180-365 Days Past Due		5,958,441	770,214
Over 1 year Past Due	7,692,071	719,966
Total Past Due	46,219,542	7,398,373	14,723,416
Current	131,698,954	147,321,361	126,190,366
Total Loans	177,918,496	154,719,734	140,913,782
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due	4,272,040
90-179 Days Past Due	495,875	719,966	9,698,538
180-365 Days Past Due		5,077,202	770,214
Over 1 year Past Due	6,772,448	719,966
Total Past Due	11,540,363	6,517,134	10,468,752
Current	53,099,002	51,870,070	31,326,155
Total Loans	64,639,365	58,387,204	41,794,907
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due	30,066,037
90-179 Days Past Due	3,693,519		4,254,664
180-365 Days Past Due		881,239
Over 1 year Past Due	919,623
Total Past Due	34,679,179	881,239	4,254,664
Current	78,599,952	95,451,291	94,864,211
Total Loans	$ 113,279,131	$ 96,332,530	$ 99,118,875